Other current assets (Tables)	12 Months Ended
Mar. 31, 2023
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Summary of Other Current Assets
Other current assets consist of the following:

	As at March 31,
	2023		2023		2022

			(In millions)
Advances to suppliers and contractors	US$	119.3	Rs.	9,805.9	Rs.	8,152.1
Taxes recoverable, statutory deposits and dues from government		667.8		54,864.8		40,312.8
Prepaid expenses		274.6		22,567.8		20,292.9
Employee benefits		0.1		9.0		—
Others		105.0		8,630.1		6,907.9

Total	US$	1,166.8	Rs.	95,877.6	Rs.	75,665.7